Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

7.Intangible Assets

Intangible assets consisted of the following:

Total
RMB
Balance as of January 1, 2020	1,994,292
Amortization	(623,524)
Foreign currency translation difference	(94,017)
Balance as of December 31, 2020	1,276,751
Addition	30,073
Amortization	(583,416)
Foreign currency translation difference	(22,188)
Balance as of December 31, 2021	701,220

In February 2018, the Company entered into a strategic cooperation framework agreement (the “Agreement”) with an affiliate of Tencent Group. The Company and Tencent Group agreed to cooperate in a number of areas primarily for Tencent Group to provide the Company with Weixin access point and other services and to pursue additional opportunities for future potential cooperation. The Agreement is valid for five years, from March 1, 2018 to February 28, 2023. The Company recognized the Agreement as an intangible asset at the fair value of consideration paid in the form of convertible preferred shares of RMB2,852 million. The Group recognizes the related amortization expense in costs of revenues, over the period of five years using the straight-line method. Amortization expense for intangible assets were RMB619,733, RMB623,524 and RMB583,416 (US$91,551) for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charge was recognized on the intangible assets for any of the three years in the period ended December 31, 2021.

7.Intangible Assets (Continued)

The estimated annual amortization expense for each of the remaining fiscal years is as follows:

	Amortization
	RMB	US$
2022	576,506	90,466
2023	103,566	16,252
2024	3,007	472
2025	3,007	472
2026 and after	15,134	2,375